Financial assets and liabilities - Financial Instruments Measured at Amortized Cost (Details) - Financial liabilities at amortised cost, category - CAD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019
CRTC tangible benefits obligation
Disclosure of financial liabilities [line items]
CARRYING VALUE	$ 12	$ 29
FAIR VALUE	12	29
CRTC deferral account obligation
Disclosure of financial liabilities [line items]
CARRYING VALUE	82	82
FAIR VALUE	86	85
Debt securities and other debt
Disclosure of financial liabilities [line items]
CARRYING VALUE	21,517	18,653
FAIR VALUE	$ 25,068	$ 20,905